Business acquisitions and dispositions - Summary of Assets and Liabilities Sold (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	May 03, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Trade and other receivables	$ 4,489	$ 4,031
Prepaid expenses	259	230
Intangible assets	16,786	16,609		$ 16,183
Goodwill	10,261	10,942
Total assets	73,485	71,940
Trade payables and other liabilities	4,507	4,729
Contract liabilities	774	811
Debt due within one year	7,669	5,042
Long-term debt	32,835	31,135
Deferred tax liabilities	5,244	4,869
Total liabilities	56,125	51,383
Non-controlling interest	$ 289	$ 328
Disposal Group, Disposed Of By Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Trade and other receivables			$ 1
Prepaid expenses			1
Property, plant and equipment			179
Intangible assets			4
Goodwill			76
Total assets			261
Trade payables and other liabilities			10
Contract liabilities			3
Debt due within one year			11
Long-term debt			82
Deferred tax liabilities			3
Total liabilities			109
Non-controlling interest			23
Total net assets			$ 129